Vanguard Target Retirement Income Fund

Schedule of Investments (unaudited)
As of December 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Investment Companies (99.3%)
U.S. Stock Fund (17.8%)
Vanguard Total Stock Market Index Fund Investor Shares	34,504,543	3,267,925

International Stock Fund (12.5%)
Vanguard Total International Stock Index Fund I nvestor Shares	118,033,852	2,289,857

U.S. Bond Funds (53.4%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	587,342,660	6,730,947
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	119,085,119	3,045,006
		9,775,953
International Bond Fund (15.6%)
Vanguard Total International Bond Index Fund Investor Shares	243,695,304	2,851,235

Total Investment Companies (Cost $14,047,616)		18,184,970
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
1 Vanguard Market Liquidity Fund, 0.111% (Cost $174,505)	1,745,144	174,515
Total Investments (100.3%) (Cost $14,222,121)		18,359,485
Other Assets and Liabilities -Net (-0.3%)		(50,455)
Net Assets (100%)		18,309,030
Cost is in $000.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	March 2021	1,018	140,564	221
E-mini S&P 500 Index	March 2021	7	1,312	33
				254

Target Retirement Income Fund

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.

Target Retirement Income Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

						Current Period Transactions

	Sept. 30,		Proceeds					Dec. 31,
	2020		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund
	224,508	NA1	NA1	—	—	51	—	174,515
Vanguard Short-Term
Inflation-Protected
Securities Index Fund	2,953,727	81,466	9,000	—	18,813	19,115		3,045,006
Vanguard Total Bond
Market II Index Fund	6,486,928	313,134	23,042	—	(46,073)	31,419	58,606	6,730,947
Vanguard Total
International Bond Index
Fund	2,736,237	98,249	—	—	16,749	6,275	4,352	2,851,235
Vanguard Total
International Stock Index
Fund	2,107,062	22,106	163,595	20,278	304,006	22,106	—	2,289,857
Vanguard Total Stock
Market Index Fund	3,053,704	99,600	315,559	164,404	265,776	12,192	—	3,267,925
Total	17,562,166	614,555	511,196	184,682	559,271	91,158	62,958	18,359,485

1 Not applicable—purchases and sales are for temporary cash investment purposes.